Trade Accounts Receivable (Details 1) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Accounts, Notes, Loans and Financing Receivable [Line Items]
Balance at beginning of year	$ 110	$ 403	$ 403	$ 273
Provision for bad debts	$ 1,210	$ 21	20	265
Deductions and write-offs			(313)	(135)
Balance at end of year			$ 110	$ 403